Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	RiverNorth Funds
CIK	dei_EntityCentralIndexKey	0001370177
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 28, 2015
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015